Financial instruments - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Financial liability including put option	$ 470	$ 371	$ 348
Fair value of gross borrowings	21,720		(21,501)
Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	419	599	443
Increase (Decrease) in financial assets	4	32
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Fair value of gross borrowings	21,050		20,663
Contingent consideration payable | Volume, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liability	25
Decrease in fair value of liability	$ 70
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	20.00%
Contingent consideration payable | Cash Flows, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liability	$ 30
Decrease in fair value of liability	$ 30
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Contingent consideration payable | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	$ 239	$ 375	245	$ 391
Total for all business combinations
Disclosure of detailed information about financial instruments [line items]
Contingent consideration payment period	6 years
Total for all business combinations | Contingent consideration payable | Undiscounted amount
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	$ 263		273
Total for all business combinations | Contingent consideration payable | Volume, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	148		153
Total for all business combinations | Contingent consideration payable | Performance obligations [domain]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	$ 91		92
Industrias Licoreras de Guatemala
Disclosure of detailed information about financial instruments [line items]
Equity stake held by external party	50.00%
Industrias Licoreras de Guatemala | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liability including put option	$ 180		$ 198